Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2015 and 2014 is summarized as follows:

	For the fiscal year ended December 31,
	2015	2014

Construction in progress	$637,869	$28,250
Subtotal	637,869	28,250

Less accumulated depreciation	-	-

Property and equipment, net	$637,869	$28,250

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives. Construction in process is comprised of the accumulated costs of construction of a Blue Water Bar & Grill™ restaurant in St. Maarten, Dutch West Indies with completion expected in Fall 2016 at a projected completion cost of $1.1 million. Once in service, an estimated life will be established and depreciation will begin.

When property and equipment is retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Depreciation expense was $-0- and $-0- for the fiscal years ended December 31, 2015 and 2014, respectively